Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018 USD ($)
Cost:
As at January 01, 2018 (Re-stated)	$ 197,914,049
Additions during the year	8,192,537
As at December 31, 2018	206,106,586
Accumulated Depreciation:
As at January 01, 2018 (Re-stated)	2,475,178
Charge for the year	6,002,294
As at December 31, 2018	8,477,472
Net Carrying Amount:
As at December 31, 2018	197,629,114
As at December 31, 2017 (Restated)	195,438,871
Buildings [Member]
Cost:
As at January 01, 2018 (Re-stated)	28,037,886
Additions during the year
As at December 31, 2018	28,037,886
Accumulated Depreciation:
As at January 01, 2018 (Re-stated)	129,051
Charge for the year	1,121,515
As at December 31, 2018	1,250,566
Net Carrying Amount:
As at December 31, 2018	26,787,320
As at December 31, 2017 (Restated)	27,908,835
Installations [Member]
Cost:
As at January 01, 2018 (Re-stated)	65,860,351
Additions during the year	7,895
As at December 31, 2018	65,868,246
Accumulated Depreciation:
As at January 01, 2018 (Re-stated)	325,525
Charge for the year	2,823,140
As at December 31, 2018	3,148,665
Net Carrying Amount:
As at December 31, 2018	62,719,581
As at December 31, 2017 (Restated)	65,534,826
Other Equipment [Member]
Cost:
As at January 01, 2018 (Re-stated)	79,645
Additions during the year	134,198
As at December 31, 2018	213,843
Accumulated Depreciation:
As at January 01, 2018 (Re-stated)	3,232
Charge for the year	33,204
As at December 31, 2018	36,436
Net Carrying Amount:
As at December 31, 2018	177,407
As at December 31, 2017 (Restated)	76,413
Tanks [Member]
Cost:
As at January 01, 2018 (Re-stated)	76,100,795
Additions during the year
As at December 31, 2018	76,100,795
Accumulated Depreciation:
As at January 01, 2018 (Re-stated)	181,306
Charge for the year	1,565,419
As at December 31, 2018	1,746,725
Net Carrying Amount:
As at December 31, 2018	74,354,070
As at December 31, 2017 (Restated)	75,919,489
Capital Work in Progress [Member]
Cost:
As at January 01, 2018 (Re-stated)	294,403
Additions during the year	8,050,444
As at December 31, 2018	8,344,847
Accumulated Depreciation:
As at January 01, 2018 (Re-stated)
Charge for the year
As at December 31, 2018
Net Carrying Amount:
As at December 31, 2018	8,344,847
As at December 31, 2017 (Restated)	294,403
Right - of Use Asset (land) [Member]
Cost:
As at January 01, 2018 (Re-stated)	27,540,969
Additions during the year
As at December 31, 2018	27,540,969
Accumulated Depreciation:
As at January 01, 2018 (Re-stated)	1,836,064
Charge for the year	459,016
As at December 31, 2018	2,295,080
Net Carrying Amount:
As at December 31, 2018	25,245,889
As at December 31, 2017 (Restated)	$ 25,704,905